Capital structure and financing - C.3.1. Bond financing (Details)								1 Months Ended							12 Months Ended
	Nov. 01, 2019 USD ($)	May 15, 2019 USD ($)	Apr. 08, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 16, 2018 USD ($)	Sep. 20, 2017 USD ($)	Mar. 17, 2015 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018	May 31, 2016 USD ($)	May 31, 2012 USD ($)	May 31, 2012 BOB (Bs.)	May 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]	Dec. 27, 2019 USD ($)	Dec. 27, 2019 PYG (₲)	Jul. 03, 2019 USD ($)	Jul. 03, 2019 BOB (Bs.)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 PYG (₲)	Apr. 05, 2019 USD ($)	Oct. 12, 2017 USD ($)	Aug. 11, 2016 USD ($)	Aug. 11, 2016 BOB (Bs.)	May 31, 2016 COP ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 BOB (Bs.)	Aug. 04, 2015 USD ($)	May 31, 2011 COP ($)	Mar. 31, 2010 COP ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 4,113,000,000	$ 2,501,000,000
Proceeds from debt and other financing															2,900,000,000	1,155,000,000	[1]	$ 996,000,000
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 211,000,000	0
Borrowings face amount		$ 2,000,000,000
Borrowing costs capitalised		$ 2,400,000
Borrowings term		5 years
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															2.35%
SEK Variable Rate Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.20%
SEK Variable Rate Notes | Bottom of range | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.99%
SEK Variable Rate Notes | Top of range | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.88%
USD 6.625% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 495,000,000	495,000,000
Borrowings face amount					$ 500,000,000
Borrowing costs capitalised					$ 6,000,000
Borrowings term					8 years
USD 6.625% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.625%										6.625%
USD 6.625% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.75%
USD 6.000% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 492,000,000	491,000,000
Borrowings face amount							$ 500,000,000
Borrowing costs capitalised							$ 8,600,000
Borrowings term							10 years
Repayments of non-current borrowings			$ 1,000,000
Repayments of non-current borrowings, per $1,000 principal amount			$ 2.50
USD 6.000% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							6.00%								6.00%
USD 6.000% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							6.132%
USD 6.250% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 742,000,000	0
Borrowings face amount				$ 750,000,000
Borrowing costs capitalised				$ 8,000,000
Borrowings term				10 years
USD 6.250% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.25%											6.25%
USD 6.250% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.36%
USD 5.125% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 492,000,000	493,000,000
Borrowings face amount						$ 500,000,000
Borrowing costs capitalised						$ 7,000,000
Borrowings term						10 years
USD 5.125% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.125%									5.125%
USD 5.125% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.24%
USD 6.750% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 0	297,000,000
USD 6.750% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								6.75%							6.75%
USD 5.875% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 296,000,000	0
Borrowings face amount								$ 300,000,000																		$ 300,000,000
Borrowing costs capitalised								$ 4,000,000
Borrowings term									8 years
USD 5.875% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								5.875%							5.875%											5.875%
USD 5.875% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.00%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																				$ 5,400,000	₲ 35,000,000,000				₲ 300,000,000,000
PYG 9.250% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 2,000,000	0
PYG 9.250% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															9.25%
PYG 8.750% Notes (tranche A)
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 18,000,000	0
Borrowings face amount																								$ 18,000,000	₲ 115,000,000,000
PYG 8.750% Notes (tranche A) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															8.75%									8.75%	8.75%
PYG 9.250% Notes (tranche B)
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 8,000,000	0
Borrowings face amount																								$ 8,000,000	₲ 50,000,000,000
PYG 9.250% Notes (tranche B) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															9.25%									9.25%	9.25%
PYG 10.000% Notes (tranche C)
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 10,000,000	0
Borrowings face amount																								$ 10,000,000	₲ 65,000,000,000
PYG 10.000% Notes (tranche C) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															10.00%									10.00%	10.00%
PYG 9.25% Notes Tranche A Due December 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																				$ 1,500,000	₲ 10,000,000,000
PYG 9.25% Notes Tranche A Due December 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				9.25%	9.25%
PYG 10.0% Notes Tranche B Due December 2029
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																				$ 3,900,000	₲ 25,000,000,000
PYG 10.0% Notes Tranche B Due December 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				10.00%	10.00%
PYG 10.000% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 4,000,000	0
PYG 10.000% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															10.00%
BOB 4.750% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 30,000,000	59,000,000
Borrowings face amount | Bs.												Bs. 1,360,000,000.00
Payments for debt issue costs | Bs.												5,000,000
Proceeds from debt and other financing											$ 191,000,000	Bs. 1,320,000,000
BOB 4.750% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												4.75%			4.75%
BOB 4.750% Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												4.79%
BOB 4.050% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 4,000,000	7,000,000
Borrowings face amount																															$ 15,000,000	Bs. 104,400,000
BOB 4.050% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.05%																4.05%	4.05%
BOB 4.850% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 57,000,000	71,000,000
Borrowings face amount																															$ 85,000,000	Bs. 591,600,000
BOB 4.850% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.85%																4.85%	4.85%
BOB Notes Issued November 2015
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																															$ 100,000,000	Bs. 696,000,000
BOB Notes Issued November 2015 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																															4.84%	4.84%
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																													Bs. 522,000,000
BOB 3.950% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 36,000,000	43,000,000
Borrowings face amount																												$ 50,000,000
BOB 3.950% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															3.95%													3.95%	3.95%
BOB 4.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 21,000,000	23,000,000
Borrowings face amount																												$ 25,000,000
BOB 4.300% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.30%													4.30%	4.30%
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																											$ 80,000,000
BOB Notes Issued October 2017, Tranche A
Disclosure of detailed information about borrowings [line items]
Bonds issued																											0.0430
BOB Notes Issued October 2017, Tranche B
Disclosure of detailed information about borrowings [line items]
Bonds issued																											0.0470
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Bonds issued																											$ 0.0530
BOB 4.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 26,000,000	30,000,000
BOB 4.300% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.30%
BOB 4.700% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 32,000,000	35,000,000
BOB 4.700% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.70%
BOB 5.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 13,000,000	13,000,000
BOB 5.300% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															5.30%
BOB 5.000% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						4.60%	4.60%
Bonds issued															$ 61,000,000	0
Borrowings face amount																						$ 40,000,000	Bs. 280,000,000
BOB 5.000% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															5.00%
BOB 4.600% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 40,000,000	0
Borrowings face amount																						$ 61,000,000	Bs. 420,000,000
BOB 4.600% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.60%							5.00%	5.00%
UNE Bond 1 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 46,000,000	46,000,000
Borrowings face amount														$ 126,000,000																					$ 300,000,000,000
UNE Bond 1 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															5.10%
UNE Bond 1 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term														5 years
UNE Bond 1 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term														10 years
UNE Bond 2 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 46,000,000	46,000,000
Borrowings face amount													$ 126,000,000																					$ 300,000,000,000
UNE Bond 2 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															4.76%
UNE Bond 2 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term													5 years
UNE Bond 2 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term													12 years
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount										$ 176,000,000																				$ 540,000,000,000
Extinguishment of debt										$ 150,000,000,000
UNE Bond 3 (tranche A)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										9.35%																				9.35%
Bonds issued															$ 49,000,000	49,000,000
Borrowings face amount										$ 52,000,000
UNE Bond 3 (tranche A) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															9.35%
UNE Bond 3 (tranche B)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis										4.15%																				4.15%
Bonds issued															$ 78,000,000	78,000,000
Borrowings face amount										$ 83,000,000
UNE Bond 3 (tranche B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															4.15%
UNE Bond 3 (tranche C)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis										4.89%																				4.89%
Bonds issued															$ 38,000,000	39,000,000
Borrowings face amount										$ 41,000,000
UNE Bond 3 (tranche C) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															4.89%
USD 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued															$ 584,000,000	0
USD 4.5% Senior Notes Due 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.50%
Cable Onda Bonds 5.750%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																	5.75%
Bonds issued															$ 184,000,000	$ 184,000,000
Borrowings face amount																																	$ 185,000,000
Cable Onda Bonds 5.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															5.75%
El Salvador 8% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							8.00%
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount	$ 600,000,000														$ 600,000,000
Borrowing costs capitalised	$ 16,000,000
Borrowings amortization period	10 years
Cable Onda 4.5% Senior Notes Due 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%
Cable Onda 4.5% Senior Notes Due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.69%

[1]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.